Share based compensation reserve - Valuation Assumptions (Details) - Restricted shares	9 Months Ended
Sep. 30, 2019 $ / shares
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price	$ 16.72
Exercise price	$ 0.00
Expected volatility of the share price	22.60%
Dividend yield expected	0.00%
Risk free rate	2.65%
Employee exit rate	6.00%
EBITDA Performance Target Conditions	93.00%
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price	$ 16.72
Exercise price	$ 0.00
Expected life of restricted share	2 years
Expected volatility of the share price	22.60%
Dividend yield expected	0.00%
Risk free rate	2.65%
Employee exit rate	14.00%
EBITDA Performance Target Conditions	72.00%
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price	$ 16.72
Exercise price	$ 0.00
Expected volatility of the share price	22.70%
Dividend yield expected	0.00%
Risk free rate	2.55%
Employee exit rate	14.00%
EBITDA Performance Target Conditions	35.00%
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price	$ 20.15
Exercise price	$ 0.00
Expected life of restricted share	4 years
Expected volatility of the share price	24.00%
Dividend yield expected	0.00%
Risk free rate	1.33%
Employee exit rate	14.00%
EBITDA Performance Target Conditions	35.00%
Top of range | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	2 years
Top of range | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	4 years
Bottom of range | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	1 year
Bottom of range | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	1 year 6 months